Property and Equipment	9 Months Ended
Sep. 30, 2022
Property and Equipment

7. Property and Equipment

	Right-of-use asset	Leasehold improvements	Other equipment	Motor Vehicles	Furniture	Total
December 31, 2020	$39,809	$68,255	$1,815	$10,976	$7,402	$128,257
Additions	-	-	-	180,067	672	180,739
Depreciation	(6,920)	(12,355)	(290)	(10,964)	(1,239)	(31,768)
Disposals	-	-	-	(65,016)	-	(65,016)
Foreign currency translation change	(15,504)	(32,559)	(1,345)	(16,075)	405	(65,078)
December 31, 2021	$17,385	$23,341	$180	$98,988	$7,240	$147,134
Additions	-	32,343	979	96,224	19,707	149,253
Depreciation	(3,657)	(4,933)	(201)	(44,130)	(3,596)	(56,517)
Foreign currency translation change	(4,975)	(2,801)	(175)	(11,153)	(1,114)	(20,218)
September 30, 2022	$8,753	$47,950	$783	$139,929	$22,237	$219,652